Background and Basis of Presentation	12 Months Ended
Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Background and Basis of Presentation
Background and Basis of Presentation:
Background
Philip Morris International Inc. is a holding company incorporated in Virginia, U.S.A., whose subsidiaries and affiliates and their licensees are engaged in the manufacture and sale of cigarettes and other tobacco products in markets outside of the United States of America. Throughout these financial statements, the term "PMI" refers to Philip Morris International Inc. and its subsidiaries.
Basis of presentation
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the dates of the financial statements and the reported amounts of net revenues and expenses during the reporting periods. Significant estimates and assumptions include, among other things: pension and benefit plan assumptions; useful lives and valuation assumptions of goodwill and other intangible assets; marketing programs, and income taxes. Actual results could differ from those estimates.
The consolidated financial statements include PMI, as well as its wholly owned and majority-owned subsidiaries. Investments in which PMI exercises significant influence (generally 20%-50% ownership interest) are accounted for under the equity method of accounting. Investments in which PMI has an ownership interest of less than 20%, or does not exercise significant influence, are accounted for under the cost method of accounting. All intercompany transactions and balances have been eliminated.

Certain prior years' amounts have been reclassified to conform with the current year's presentation, due to the separate disclosure of investments in unconsolidated subsidiaries. For further details, see Note 4. Investments in Unconsolidated Subsidiaries.